Summary of Significant Accounting Policies - Subsidiaries (Table) (Details)	12 Months Ended
Dec. 31, 2015
Aegean Sea Maritime Holdings Inc.
Subsidiaries Nature, Country of Incorporation List
Nature	Sub-Holding Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2015	1/1 - 12/31
2014	1/1 - 12/31
2013	1/1 - 12/31
Amorgos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2015	1/1 - 12/31
2014	1/1 - 12/31
2013	1/1 - 12/31
Andros Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2015	1/1 - 12/31
2014	1/1 - 12/31
2013	1/1 - 12/31
Antikithira Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2015	1/1 - 12/31
2014	1/1 - 12/31
2013	1/1 - 12/31
Antiparos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2015	1/1 - 12/31
2014	1/1 - 12/31
2013	1/1 - 12/31
Amindra Navigation Co.
Subsidiaries Nature, Country of Incorporation List
Nature	Sub-Holding Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2015	1/1 - 12/31
2014	1/1 - 12/31
2013	1/1 - 12/31
Crete Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2015	1/1 - 12/31
2014	1/1 - 12/31
2013	1/1 - 12/31
Folegandros Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2015	1/1 - 12/31
2014	1/1 - 12/31
2013	1/1 - 12/31
Ikaria Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2015	1/1 - 12/31
2014	1/1 - 12/31
2013	1/1 - 12/31
Ios Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Cayman Is.
Statement Of Operations
2015	1/1 - 12/31
2014	1/1 - 12/31
2013	1/1 - 12/31
Kithira Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2015	1/1 - 12/31
2014	1/1 - 12/31
2013	1/1 - 12/31
Kos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2015	1/1 - 12/31
2014	1/1 - 12/31
2013	1/1 - 12/31
Mytilene Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2015	1/1 - 12/31
2014	1/1 - 12/31
2013	1/1 - 12/31
Navios Acquisition Finance (U.S.) Inc.
Subsidiaries Nature, Country of Incorporation List
Nature	Co-Issuer
Country of Incorporation	Delaware
Statement Of Operations
2015	1/1 - 12/31
2014	1/1 - 12/31
2013	1/1 - 12/31
Rhodes Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2015	1/1 - 12/31
2014	1/1 - 12/31
2013	1/1 - 12/31
Serifos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2015	1/1 - 12/31
2014	1/1 - 12/31
2013	1/1 - 12/31
Shinyo Dream Limited
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company	[1]
Country of Incorporation	Hong Kong
Statement Of Operations
2015	1/1 - 6/17
2014	1/1 - 12/31
2013	1/1 - 12/31
Shinyo Kannika Limited
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company	[1]
Country of Incorporation	Hong Kong
Statement Of Operations
2014	1/1 - 11/17
2013	1/1 - 12/31
Shinyo Kieran Limited
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company	[1]
Country of Incorporation	British Virgin Is.
Statement Of Operations
2014	1/1 - 11/17
2013	1/1 - 12/31
Shinyo Loyalty Limited
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company	[2]
Country of Incorporation	Hong Kong
Statement Of Operations
2015	1/1 - 12/31
2014	1/1 - 12/31
2013	1/1 - 12/31
Shinyo Navigator Limited
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company	[3]
Country of Incorporation	Hong Kong
Statement Of Operations
2015	1/1 - 12/31
2014	1/1 - 12/31
2013	1/1 - 12/31
Shinyo Ocean Limited
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company	[1]
Country of Incorporation	Hong Kong
Statement Of Operations
2014	1/1 - 11/17
2013	1/1 - 12/31
Shinyo Saowalak Limited
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company	[1]
Country of Incorporation	British Virgin Is.
Statement Of Operations
2014	1/1 - 11/17
2013	1/1 - 12/31
Sifnos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2015	1/1 - 12/31
2014	1/1 - 12/31
2013	1/1 - 12/31
Skiathos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2015	1/1 - 12/31
2014	1/1 - 12/31
2013	1/1 - 12/31
Skopelos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Cayman Is.
Statement Of Operations
2015	1/1 - 12/31
2014	1/1 - 12/31
2013	1/1 - 12/31
Syros Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2015	1/1 - 12/31
2014	1/1 - 12/31
2013	1/1 - 12/31
Thera Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2015	1/1 - 12/31
2014	1/1 - 12/31
2013	1/1 - 12/31
Tinos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2015	1/1 - 12/31
2014	1/1 - 12/31
2013	1/1 - 12/31
Oinousses Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2015	1/1 - 12/31
2014	1/1 - 12/31
2013	1/1 - 12/31
Psara Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2015	1/1 - 12/31
2014	1/1 - 12/31
2013	1/1 - 12/31
Antipsara Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2015	1/1 - 12/31
2014	1/1 - 12/31
2013	1/1 - 12/31
Samothrace Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2015	1/1 - 12/31
2014	1/1 - 12/31
2013	3/19 - 12/31
Thasos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2015	1/1 - 12/31
2014	1/1 - 12/31
2013	3/19 - 12/31
Limnos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2015	1/1 - 12/31
2014	1/1 - 12/31
2013	3/19 - 12/31
Skyros Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2015	1/1 - 12/31
2014	1/1 - 12/31
2013	3/19 - 12/31
Alonnisos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company	[4]
Country of Incorporation	Marshall Is.
Statement Of Operations
2015	1/1 - 12/31
2014	1/1 - 12/31
2013	3/19 - 12/31
Makronisos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company	[4]
Country of Incorporation	Marshall Is.
Statement Of Operations
2015	1/1 - 12/31
2014	1/1 - 12/31
2013	3/19 - 12/31
Iraklia Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2015	1/1 - 12/31
2014	1/1 - 12/31
2013	4/2 - 12/31
Paxos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2015	1/1 - 12/31
2014	1/1 - 12/31
2013	4/25 - 12/31
Antipaxos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2015	1/1 - 12/31
2014	1/1 - 12/31
2013	4/25 - 12/31
Donoussa Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2015	1/1 - 12/31
2014	1/1 - 12/31
2013	6/28 - 12/31
Schinousa Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2015	1/1 - 12/31
2014	1/1 - 12/31
2013	6/28 - 12/31
Navios Acquisition Europe Finance Inc
Subsidiaries Nature, Country of Incorporation List
Nature	Sub-Holding Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2015	1/1 - 12/31
2014	1/1 - 12/31
2013	6/4 - 12/31
Sikinos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company	[1]
Country of Incorporation	Marshall Is.
Statement Of Operations
2015	1/1 - 6/17
2014	1/1 - 12/31
2013	7/3 - 12/31
Kerkyra Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2015	1/1 - 12/31
2014	1/1 - 12/31
2013	11/8 - 12/31
Lefkada Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2015	1/1 - 12/31
2014	1/1 - 12/31
2013	11/8 - 12/31
Zakynthos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2015	1/1 - 12/31
2014	1/1 - 12/31
2013	11/8 - 12/31
Leros Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2015	1/1 - 12/31
2014	4/4 - 12/31
Kimolos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2015	1/1 - 12/31
2014	4/29 - 12/31
Samos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2015	1/1 - 12/31
2014	9/15 - 12/31
Tilos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2015	10/9 - 12/31
Delos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2015	10/9 - 12/31
Navios Maritime Midstream Partners GP LLC
Subsidiaries Nature, Country of Incorporation List
Nature	Holding Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2015	1/1 - 12/31
2014	10/13 - 12/31
Navios Maritime Acquisition Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Holding Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2015	1/1 - 12/31
2014	1/1 - 12/31
2013	1/1 - 12/31

[1]	Navios Midstream acquired all of the outstanding shares of capital stock of the vessel-owning subsidiary.
[2]	Former vessel-owner of the Shinyo Splendor which was sold to an unaffiliated third party on May 6, 2014.
[3]	Former vessel-owner of the Shinyo Navigator which was sold to an unaffiliated third party on December 6, 2013.
[4]	Each company had the rights over a shipbuilding contract of an MR2 product tanker vessel. In February 2015, these shipbuilding contracts were terminated, with no exposure to Navios Acquisition, due to the shipyard's inability to issue a refund guarantee.